Fair Values of Restricted Shares Granted to Employees (Detail) (CNY)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2012 Restricted Stock Awards	Dec. 31, 2011 Restricted Stock Awards	Dec. 31, 2012 Restricted Stock Awards Minimum	Dec. 31, 2011 Restricted Stock Awards Minimum	Dec. 31, 2012 Restricted Stock Awards Maximum	Dec. 31, 2011 Restricted Stock Awards Maximum
Schedule Of Share Based Compensation Arrangements By Share Based Payment Award Equity Instruments Other Than Options Restricted Stock And Stock Units [Line Items]
Risk-free interest rates	3.42%	2.94%	0.13%	0.14%
Risk-free interest rates			0.78%	0.93%
Expected dividend yield	2.50%	2.50%	5.00%	5.00%
Fair value of restricted shares					18.73	17.39	25.52	22.62